CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (76,217)	¥ (530,619)	¥ (159,786)	¥ (202,125)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	5,240	36,478	25,291	5,769
Share-based compensation expenses	918	6,390	130,659	107,766
Allowance for doubtful accounts	4,067	28,316	1,709
Investment income	(323)	(2,248)	(576)
Impairment loss	36,583	254,683
Foreign exchange gain and loss	(9)	(65)	(2,869)
Deferred income tax	(2,412)	(16,793)	1,417
Loss on disposal of property and equipment	160	1,111
Changes in operating assets and liabilities:
Accounts receivable	10,526	73,291	(261,386)	(124,554)
Amount due from related party	(1,017)	(7,082)		21,128
Prepayments and other current assets	6,662	46,380	7,792	(110,612)
Other non current assets	835	5,816	(1,279)	(6,808)
Accounts payable	(1,606)	(11,184)	16,191	136,217
Advance from customers	(10,304)	(71,734)	31,190	53,389
Amount due to related party	(5,515)	(38,391)	30,595	35,427
Tax payable	(2,485)	(17,294)	21,240	16,027
Accrued expenses and other current liabilities	6,951	48,392	66,447	40,277
Other non-current liabilities	(903)	(6,284)	20,538
Net cash used in operating activities	(28,849)	(200,837)	(72,827)	(28,099)
Cash flows from investing activities:
Proceeds from maturity of short-term investments and restricted investment	53,764	374,292	86,649
Purchases of short-term investments and restricted investment	(47,616)	(331,490)	(88,350)
Purchases of property and equipment	(2,351)	(16,366)	(41,835)	(18,823)
Proceeds from sale of property and equipment	2	11
Cash paid for long-term investments	(556)	(3,872)	(27,921)
Cash paid for business combination, net of cash acquired (Note 9)	(3,531)	(24,584)	(109,570)
Transfer to restricted time deposits	(13,039)	(90,775)	(142,411)
Maturity of restricted time deposits	6,511	45,327
Net cash used in investing activities	(6,816)	(47,457)	(323,438)	(18,823)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net				1,368,472
Initial working capital contributed by RONG360				150,000
Funding from RONG360				93,431
Proceeds from short-term borrowings	19,691	137,082	130,000
Repayment of short-term borrowings	(29,745)	(207,082)
Proceeds from employees exercising stock options	1,439	10,017	508
Share repurchase	(19,336)	(134,616)	(70,109)
Purchase of noncontrolling interests	(493)	(3,435)
Net cash provided by financing activities	(28,444)	(198,034)	60,399	1,611,903
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,395	9,709	62,056	(21,170)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(62,714)	(436,619)	(273,810)	1,543,811
Cash and cash equivalents and restricted cash at beginning of the year	182,424	1,270,001	1,543,811
Cash and cash equivalents at beginning of the year	182,424	1,270,001	1,543,811
Cash and cash equivalents and restricted cash at end of the year	119,710	833,382	1,270,001	1,543,811
Cash and cash equivalents at end of the year	99,818	694,910	1,270,001	1,543,811
Restricted cash at end of the year	19,892	138,472
Supplemental schedule of non-cash investing and financing activities :
Deemed dividends to RONG360 in connection with the share-based awards to employees of non-platform business (Note 18)	277	1,929	17,314	¥ 8,851
Consideration paid in ordinary shares and options in business combinations (Note 9)			¥ 94,233
Liability assumed as consideration of acquisition (Note 9)	$ 4,895	¥ 34,081